Accounts payable (Details Narrative)	Jun. 30, 2025 USD ($)
Carlos Moreira
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 3,282,506
John O'Hara
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	259,264
Board Members
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	46,906
WISeCoin AG
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	353,534
WISeKey SA
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 387,552